Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0001649739
Registrant Name	BAYFIRST FINANCIAL CORP.
Registration File Number	333-298300
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES